GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2021, 2020 and 2019 are shown below.

(Dollars in thousands)	2021	2020	2019
Balance at beginning of year	$937,771	$937,771	$880,251
Goodwill resulting from business combinations	62,978	0	57,520
Balance at end of year	$1,000,749	$937,771	$937,771

Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of other intangible assets were as follows:

(Dollars in thousands)	December 31, 2021		December 31, 2020
Amortized intangible assets
Core deposit intangibles	$45,256	$(26,911)	$51,031	$(27,524)
Customer list	69,563	(8,362)	39,420	(4,778)
Other	14,589	(5,237)	10,113	(3,710)
Total	$129,408	$(40,510)	$100,564	$(36,012)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)	Intangible amortization
2022	$11,515
2023	10,536
2024	9,193
2025	9,145
2026	9,092